Other operating (expense) / income, net	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other operating (expense) / income, net	Other operating (expense) / income, net

	2022	2021	2020
Loss from commodity derivative financial instrument	(6,842)	(15,990)	(8,320)
Gain / (loss) from disposal of other property items	3,718	(397)	2,198
Net (loss) / gain from fair value adjustment of investment property	(2,961)	(4,331)	1,077
Gain from disposal of farmland and other assets (Note 21)	—	—	2,064
Gain / (loss) from the sale of subsidiaries (Note 21)	—	10	(554)
Others	7,955	1,940	5,522
	1,870	(18,768)	1,987